SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	Dec. 31, 2023
Medical Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years 6 months
Computer Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years